SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Deferred Tax Liabilities
Deferred tax liabilities, balances	$ 1,325	$ 1,665
Recognized in the consolidated statements of income	1,104	(340)
Deferred tax liabilities recognized on customer relationship intangible assets acquired in business acquisitions (Note 3)	232,235
Reversal arising from amortization of acquired customer relationship intangible assets	(8,854)
Deferred tax liabilities, balances	$ 225,810	$ 1,325